Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
(USD millions)	2024	2023

Provisions for deductions from revenue	7 004	6 315

Accruals for compensation and benefits, including social security	2 181	2 330

Accruals for royalties	1 099	844

Accrued expenses for goods and services received but not invoiced	901	1 026

Accruals for taxes other than income taxes	626	516

Restructuring provisions	424	703

Contingent consideration [1]	281	14

Accrued share-based payments	262	322

Accrued interests on financial debt	169	116

Deferred income	127	98

Provisions for product liabilities, governmental investigations and other legal matters [2]	89	42

Environmental remediation provisions	12	20

Other payables	879	820

Total provisions and other current liabilities	14 054	13 166

[1] Note 28 provides additional disclosures related to contingent consideration.
[2] Note 20 provides additional disclosures related to legal provisions.

Provisions for reduction of revenue
(USD millions)	2024	2023	2022

January 1	6 315	6 732	6 481

Provisions related to discontinued operations [1]		-1 415

Effect of currency translation and business acquisitions and divestments	-197	68	-210

Payments/utilizations [2]	-19 829	-16 703	-22 261

Adjustments of prior years charged to income statement [3]	-315	-206	-322

Current year income statement charge [4]	21 157	17 798	23 072

Change in provisions offset against gross trade receivables [5]	-127	41	-28

December 31	7 004	6 315	6 732

[1] Represents the provision for deductions from revenue at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

[2] Payments/utilizations from continuing operations were USD 14 691 million in 2022.
[3] Adjustments of prior years charged to income statement from continuing operations were USD 218 million in 2022.
[4] Current year income statement charge from continuing operations were USD 15 231 million in 2022.
[5] Change in provisions offset against gross trade receivables from continuing operations were USD 2 million in 2022.

Restructuring provisions movements
(USD millions)	2024	2023	2022

January 1	703	1 131	345

Provisions related to discontinued operations [1]		-51

Additions to provisions [2]	362	658	1 368

Cash payments [3]	-514	-816	-468

Releases of provisions [4]	-100	-193	-42

Transfers [5]		-57	- 53

Currency translation effects	-27	31	-19

December 31	424	703	1 131

[1] Represents the restructuring provisions at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

[2] Additions to provisions charged to the consolidated income statement from continuing operations were USD 1.3 billion in 2022.
[3] Cash-payments from continuing operations were USD 421 million in 2022.
[4] Releases of provisions credited to the consolidated income statement from continuing operations were USD 33 million in 2022.
[5] Transfers from continuing operations were USD 53 million in 2022.